Treasury risk management - Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	€ (546)	€ (531)
Bonds and other loans	(33,981)	(31,492)
Lease liabilities	(1,801)	(1,691)
Lease liabilities	(1,486)	(1,395)
Other financial liabilities	(807)	(542)
Other financial liabilities	(804)	(535)
Trade payables, accruals and other liabilities	(16,266)	(16,245)
Deferred consideration	(17)	(173)
Deferred consideration	0
Total non-derivative financial liabilities	(53,418)	(50,674)
Derivative financial liabilities	(734)	(561)
Derivative & Non-derivative financial liabilities	(54,152)	(51,235)
Carrying value
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(521)	(506)
Bonds and other loans	(28,648)	(26,692)
Lease liabilities	(1,486)	(1,395)
Other financial liabilities	(804)	(535)
Trade payables, accruals and other liabilities	(16,265)	(16,245)
Deferred consideration	(17)	(172)
Total non-derivative financial liabilities	(47,741)	(45,545)
Derivative financial liabilities	(650)	(559)
Derivative & Non-derivative financial liabilities	(48,391)	(46,104)
Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	1,118	1,927
Derivative contracts – payments	(1,606)	(2,364)
Interest rate derivatives | Carrying value
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(442)	(452)
Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	5,641	7,704
Derivative contracts – payments	(5,867)	(7,806)
Foreign exchange derivatives | Carrying value
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(188)	(85)
Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	(20)	(22)
Commodity derivatives | Carrying value
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(20)	(22)
€ million Due within 1 year
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(535)	(524)
Bonds and other loans	(6,041)	(4,650)
Lease liabilities	(389)	(407)
Other financial liabilities	(633)	(138)
Trade payables, accruals and other liabilities	(16,064)	(16,113)
Deferred consideration	(16)	(168)
Total non-derivative financial liabilities	(23,678)	(22,000)
Derivative financial liabilities	(353)	(230)
Derivative & Non-derivative financial liabilities	(24,031)	(22,230)
€ million Due within 1 year | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	71	542
Derivative contracts – payments	(178)	(648)
€ million Due within 1 year | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	5,641	7,704
Derivative contracts – payments	(5,867)	(7,806)
€ million Due within 1 year | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	(20)	(22)
€ million Due between 1 and 2 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	(1)
Bonds and other loans	(2,710)	(3,599)
Lease liabilities	(322)	(316)
Other financial liabilities	(41)	(352)
Trade payables, accruals and other liabilities	(110)	(63)
Deferred consideration	(1)	(5)
Total non-derivative financial liabilities	(3,185)	(4,336)
Derivative financial liabilities	(71)	(66)
Derivative & Non-derivative financial liabilities	(3,256)	(4,402)
€ million Due between 1 and 2 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	71	84
Derivative contracts – payments	(142)	(150)
€ million Due between 1 and 2 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
€ million Due between 1 and 2 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
€ million Due between 2 and 3 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	(1)
Bonds and other loans	(3,552)	(2,480)
Lease liabilities	(257)	(260)
Other financial liabilities	(131)	(50)
Trade payables, accruals and other liabilities	(25)	(23)
Deferred consideration	0	0
Total non-derivative financial liabilities	(3,966)	(2,814)
Derivative financial liabilities	(65)	(41)
Derivative & Non-derivative financial liabilities	(4,031)	(2,855)
€ million Due between 2 and 3 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	192	84
Derivative contracts – payments	(257)	(125)
€ million Due between 2 and 3 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
€ million Due between 2 and 3 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
€ million Due between 3 and 4 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	(1)
Bonds and other loans	(4,348)	(2,643)
Lease liabilities	(207)	(193)
Other financial liabilities	0	0
Trade payables, accruals and other liabilities	(35)	(16)
Deferred consideration	0	0
Total non-derivative financial liabilities	(4,591)	(2,853)
Derivative financial liabilities	(68)	(49)
Derivative & Non-derivative financial liabilities	(4,659)	(2,902)
€ million Due between 3 and 4 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	192	971
Derivative contracts – payments	(260)	(1,020)
€ million Due between 3 and 4 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
€ million Due between 3 and 4 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
€ million Due between 4 and 5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	(1)
Bonds and other loans	(2,817)	(4,092)
Lease liabilities	(147)	(153)
Other financial liabilities	(2)	0
Trade payables, accruals and other liabilities	(6)	(4)
Deferred consideration	0	0
Total non-derivative financial liabilities	(2,973)	(4,250)
Derivative financial liabilities	(60)	(41)
Derivative & Non-derivative financial liabilities	(3,033)	(4,291)
€ million Due between 4 and 5 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	184	54
Derivative contracts – payments	(244)	(95)
€ million Due between 4 and 5 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
€ million Due between 4 and 5 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
€ million Due after 5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(7)	(3)
Bonds and other loans	(14,513)	(14,028)
Lease liabilities	(479)	(362)
Other financial liabilities	0	(2)
Trade payables, accruals and other liabilities	(26)	(26)
Deferred consideration	0	0
Total non-derivative financial liabilities	(15,025)	(14,421)
Derivative financial liabilities	(117)	(134)
Derivative & Non-derivative financial liabilities	(15,142)	(14,555)
€ million Due after 5 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	408	192
Derivative contracts – payments	(525)	(326)
€ million Due after 5 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
€ million Due after 5 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	€ 0	€ 0